Expense Example - FidelityBlueChipValueFund-AMCIZPro - FidelityBlueChipValueFund-AMCIZPro - Fidelity Blue Chip Value Fund	Feb. 10, 2025 USD ($)
Expense Example:
1 year	$ 683
3 years	911
5 years	1,156
10 years	1,860
Fidelity Advisor Blue Chip Value Fund - Class M
Expense Example:
1 year	484
3 years	766
5 years	1,069
10 years	1,928
Fidelity Advisor Blue Chip Value Fund - Class C
Expense Example:
1 year	290
3 years	588
5 years	1,011
10 years	1,995
Fidelity Advisor Blue Chip Value Fund - Class I
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	1,002
Fidelity Advisor Blue Chip Value Fund - Class Z
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	$ 918